Income Tax - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 707	$ 527	$ 165
Increase – tax positions in current period	106	180	316
Increase – tax positions in prior periods	0	0	46
Ending balance	$ 813	$ 707	$ 527